SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 08, 2011
Interest income	$ 1,260	$ 22,999	$ 4,479	$ 39,190	$ 6,516	$ 33,759
Interest expense		2,651		3,550		704
Net interest income	1,260	20,348	4,479	35,640	6,516	33,055
Change in fair value of investments in excess mortgage servicing rights	367	41,833	3,523	43,691	4,739	9,023
Impairment		3,756		3,756
Other income (loss)						8,400
Other income	367	98,182	3,523	101,009	4,739	17,423
Other operating expenses	913	5,552	1,528	10,596	2,093	9,231
Net income (loss)	714	109,222	6,474	122,297	9,162	41,247
Investments		2,528,264		2,528,264
Cash and cash equivalents		209,699		209,699
Other assets		4,479		4,479		84
Total assets	43,971	2,742,442		2,742,442		534,876
Debt		(1,474,338)		(1,474,338)		(150,922)
Other liabilities		(22,379)		(22,379)
Total liabilities	(4,163)	(1,496,717)		(1,496,717)		(156,520)
GAAP book value		1,245,725		1,245,725
Investments in equity method investees at fair value		463,969		463,969
Excess MSRs
Interest income	1,260	10,745	4,479	20,780	6,516	27,496
Interest expense
Net interest income	1,260	10,745	4,479	20,780	6,516	27,496
Change in fair value of investments in excess mortgage servicing rights	367					9,023
Impairment
Other income (loss)						8,400
Other income		61,960	3,523	64,787	4,739
Other operating expenses	809	34	761	96	1,147	5,449
Net income (loss)	818	72,671	7,241	85,471	10,108	39,470
Investments		454,573		454,573
Cash and cash equivalents
Other assets
Total assets	43,971	454,573		454,573		245,068
Debt
Other liabilities		(67)		(67)
Total liabilities		(67)		(67)
GAAP book value		454,506		454,506
Investments in equity method investees at fair value		183,153		183,153
Real Estate Securities and Loans
Interest income		12,216		18,372		6,263
Interest expense		2,651		3,550		704
Net interest income		9,565		14,822		5,559
Change in fair value of investments in excess mortgage servicing rights
Impairment		3,756		3,756
Other income (loss)
Other income		58		58
Other operating expenses		152		152
Net income (loss)		5,715		10,972		5,559
Investments		1,792,875		1,792,875
Cash and cash equivalents
Other assets		4,379		4,379
Total assets		1,797,254		1,797,254		289,808
Debt		(1,474,338)		(1,474,338)
Other liabilities		(1,734)		(1,734)
Total liabilities		(1,476,072)		(1,476,072)
GAAP book value		321,182		321,182
Investments in equity method investees at fair value
Consumer Loans
Interest income
Interest expense
Net interest income
Impairment
Other income		36,164		36,164
Other operating expenses				1,951
Net income (loss)		36,164		34,213
Investments		280,816		280,816
Cash and cash equivalents
Other assets
Total assets		280,816		280,816
Debt
Other liabilities
Total liabilities
GAAP book value		280,816		280,816
Investments in equity method investees at fair value		208,816		208,816
Corporate
Interest income		38		38
Interest expense
Net interest income		38		38
Change in fair value of investments in excess mortgage servicing rights
Impairment
Other income (loss)
Other income
Other operating expenses	104	5,366	767	8,397	946	3,782
Net income (loss)	(104)	(5,328)	(767)	(8,359)	(946)	(3,782)
Investments
Cash and cash equivalents		209,699		209,699
Other assets		100		100
Total assets		209,799		209,799
Debt
Other liabilities		(20,578)		(20,578)
Total liabilities		(20,578)		(20,578)
GAAP book value		189,221		189,221
Investments in equity method investees at fair value